Net Income (loss) per Common Share (Tables)	9 Months Ended
Mar. 28, 2025
Earnings Per Share [Abstract]
Schedule of Net Income (loss) per Common Share
The following table presents the computation of basic and diluted income (loss) per common share:

	Nine Months Ended
	March 28, 2025	March 29, 2024
	(in millions, except per share amounts)
Net income (loss)	$(1,618)	$(792)
Weighted average shares outstanding:
Basic and diluted	145	145
Net income (loss) per common share:
Basic and diluted	$(11.16)	$(5.46)
Dilutive weighted-average shares (1)	2	—

(1)	Dilutive stock-based awards were excluded from the calculation of diluted shares because their effect would have been anti-dilutive.